RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) vessels	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessels	Aug. 31, 2019 USD ($) vessels	Jun. 30, 2016 USD ($)	Jan. 01, 2014 vessels
Related Party Transaction [Line Items]
Number of leased assets | vessels							5
Gain on contract termination				$ 7,400,000
Contingent rental (income) expense				14,568,000	$ (2,607,000)	$ (19,738,000)
Present value of obligations under finance leases				56,277,000	359,910,000
Profit share expense				18,700,000	4,800,000	$ 1,500,000
Payment of guarantee fee					3,400,000
Long-term portion of debt				1,968,924,000	1,254,417,000
TFG Marine
Related Party Transaction [Line Items]
Guarantee amount, subsidiary performance				$ 50,000,000.0
TFG Marine
Related Party Transaction [Line Items]
Joint venture, ownership issued			15.00%	15.00%
Shareholder loan receivable			$ 1,500,000
Shareholder loan converted to equity				$ 100,000
$275.0 million revolving credit facility
Related Party Transaction [Line Items]
Principal amount				$ 275,000,000.0
SFL
Related Party Transaction [Line Items]
Number of leased assets | vessels				2
Number of vessels whose lease was terminated | vessels						6
Income from contract termination		$ 3,200,000
Gain on contract termination				$ 7,400,000
Loan repayments				20,000,000.0
Related party interest expense				200,000	1,600,000	$ 900,000
Charter hire paid (principal and interest)				8,248,000	11,745,000	47,324,000
Lease termination receipts (payments)				3,183,000	0	(22,391,000)
Lease interest expense				4,628,000	6,940,000	16,400,000
Contingent rental (income) expense				14,568,000	(2,607,000)	(19,738,000)
Present value of obligations under finance leases				56,277,000	87,930,000	99,784,000
Profit share expense				18,700,000	4,800,000	1,500,000
Contingent rental income, net				14,600,000	2,200,000	19,700,000
Number of vessels from Frontline 2012 involved in pooling arrangement | vessels									2
Number of ship finance vessels involved in pooling arrangement | vessels									2
Pool earnings allocated on a net basis				600,000	1,500,000	(200,000)
TFG Marine
Related Party Transaction [Line Items]
Shareholder loan receivable				1,500,000
Related party transaction costs				88,100,000
Due to related parties				5,400,000
Guarantee amount, subsidiary performance				$ 6,000,000.0
Other Affiliates Of Hemen
Related Party Transaction [Line Items]
Guarantee from related party							$ 547,000,000.0
Payment of guarantee fee					3,400,000
Number of vessels chartered out | vessels				10
Number of vessels chartered out with terms | vessels				2
Revenue from related parties				$ 49,100,000
Other Affiliates Of Hemen | Minimum
Related Party Transaction [Line Items]
Term of vessels chartered out				6 months
Other Affiliates Of Hemen | Maximum
Related Party Transaction [Line Items]
Term of vessels chartered out				8 months
Other Affiliates Of Hemen | $275.0 million revolving credit facility
Related Party Transaction [Line Items]
Loan repayments				$ 60,000,000.0	66,000,000.0
Related party interest expense				4,800,000	8,900,000	9,300,000
Principal amount								$ 275,000,000.0
Debt instrument, unused borrowing capacity, amount				215,000,000.0
Long-term portion of debt				60,000,000.0
Other Affiliates Of Hemen | $275.0 million revolving credit facility | Subsequent Event
Related Party Transaction [Line Items]
Guarantor obligations, term	12 months
Clean Marine
Related Party Transaction [Line Items]
Repayment of installation services of EGCS				$ 8,600,000	$ 9,100,000	$ 8,200,000